Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 252.1	$ 251.2
Accumulated Amortization	148.1	127.8
Net Book Value	$ 104.0	$ 123.4